Accounts Receivable - Summary of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 8,962	$ 8,415	$ 3,763
Vendor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	7,337	5,602	2,496
Medical Insurance Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	26	1,287
Landlord Incentives and Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		1,526	1,267
Landlord Incentives [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	528	845
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,071	$ 681